Details of Significant Accounts - Expiry Date and Exercise Price of Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity (in thousands)	3,224	3,729	3,224	3,729	3,513	4,168
Exercise price (in dollars) | (per share)	$ 134	$ 152	$ 4	$ 5	$ 239	$ 231
Number of units, Options exercisable at end of the year	1,669	1,957	1,669	1,957	1,844
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 167	$ 188	$ 6		$ 301
Expiry Date and Exercise Price of Stock Options One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 207.3	$ 249.7	$ 6.93
Quantity (in thousands)	671	119	671	119
Remaining contractual life (years)	1 month 27 days	2 months 19 days
Exercise price (in dollars) | (per share)	$ 207.3	$ 249.7	$ 6.93
Number of units, Options exercisable at end of the year	671	119	671	119
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 207.3	$ 249.7	$ 6.93
Expiry Date and Exercise Price of Stock Options Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 191.0	$ 191.7	$ 6.39
Quantity (in thousands)	8	52	8	52
Remaining contractual life (years)	3 months 29 days	7 months 13 days
Exercise price (in dollars) | (per share)	$ 191.0	$ 191.7	$ 6.39
Number of units, Options exercisable at end of the year	8	52	8	52
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 191.0	$ 191.7	$ 6.39
Expiry Date and Exercise Price of Stock Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 191.0	$ 227.3	$ 6.39
Quantity (in thousands)	35	820	35	820
Remaining contractual life (years)	4 months 2 days	1 year 1 month 27 days
Exercise price (in dollars) | (per share)	$ 191.0	$ 227.3	$ 6.39
Number of units, Options exercisable at end of the year	35	787	35	787
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 191.0	$ 227.3	$ 6.39
Expiry Date and Exercise Price of Stock Options Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 132.7	$ 208.4	$ 4.44
Quantity (in thousands)	30	15	30	15
Remaining contractual life (years)	6 months 29 days	1 year 3 months 29 days
Exercise price (in dollars) | (per share)	$ 132.7	$ 208.4	$ 4.44
Number of units, Options exercisable at end of the year	30	14	30	14
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 132.7	$ 208.4	$ 4.44
Expiry Date and Exercise Price of Stock Options Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 127.5	$ 208.4	$ 4.26
Quantity (in thousands)	120	35	120	35
Remaining contractual life (years)	9 months 29 days	1 year 4 months 2 days
Exercise price (in dollars) | (per share)	$ 127.5	$ 208.4	$ 4.26
Number of units, Options exercisable at end of the year	120	31	120	31
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 127.5	$ 208.4	$ 4.26
Expiry Date and Exercise Price of Stock Options Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 141.1	$ 140.8	$ 4.72
Quantity (in thousands)	792	38	792	38
Remaining contractual life (years)	1 year 1 month 27 days	1 year 6 months 29 days
Exercise price (in dollars) | (per share)	$ 141.1	$ 140.8	$ 4.72
Number of units, Options exercisable at end of the year	760	33	760	33
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 141.1	$ 140.8	$ 4.72
Expiry Date and Exercise Price of Stock Options Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 118.0	$ 134.7	$ 3.95
Quantity (in thousands)	8	138	8	138
Remaining contractual life (years)	1 year 7 months 13 days	1 year 9 months 29 days
Exercise price (in dollars) | (per share)	$ 118.0	$ 134.7	$ 3.95
Number of units, Options exercisable at end of the year	7	109	7	109
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 118.0	$ 134.7	$ 3.95
Expiry Date and Exercise Price of Stock Options Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 113.1	$ 150.5	$ 3.78
Quantity (in thousands)	50	1,063	50	1,063
Remaining contractual life (years)	1 year 10 months 6 days	2 years 1 month 24 days
Exercise price (in dollars) | (per share)	$ 113.1	$ 150.5	$ 3.78
Number of units, Options exercisable at end of the year	38	758	38	758
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 113.1	$ 150.5	$ 3.78
Expiry Date and Exercise Price of Stock Options Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 98.4	$ 123.7	$ 3.29
Quantity (in thousands)	1,215	28	1,215	28
Remaining contractual life (years)	3 years 6 months	2 years 7 months 9 days
Exercise price (in dollars) | (per share)	$ 98.4	$ 123.7	$ 3.29
Number of units, Options exercisable at end of the year		16		16
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 123.7
Expiry Date and Exercise Price of Stock Options Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 96.6	$ 118.0	$ 3.23
Quantity (in thousands)	75	61	75	61
Remaining contractual life (years)	4 years 2 months 8 days	2 years 10 months 2 days
Exercise price (in dollars) | (per share)	$ 96.6	$ 118.0	$ 3.23
Number of units, Options exercisable at end of the year		38		38
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 118.0
Expiry Date and Exercise Price of Stock Options Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 90.6	$ 99.2	$ 3.03
Quantity (in thousands)	220	1,295	220	1,295
Remaining contractual life (years)	4 years 4 months 9 days	4 years 5 months 26 days
Exercise price (in dollars) | (per share)	$ 90.6	$ 99.2	$ 3.03
Expiry Date and Exercise Price of Stock Options Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | $ / shares		$ 101.2
Quantity (in thousands)		65		65
Remaining contractual life (years)		4 years 6 months
Exercise price (in dollars) | $ / shares		$ 101.2